3. Stockholders' Equity: Stockholders' Equity (Policies)	9 Months Ended	20 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Policies
Stockholders' Equity
The stockholders' equity section of the Company contains the following classes of
Capital stock as of June 30, 2013, respectively:

•         Preferred stock, $0.00001 par value, 20,000,000 shares authorized 0 shares issued and outstanding.

•         Common Stock, $0.00001 par value, 250,000,000 shares authorized 66,033,000 shares issued and outstanding.

COMMON STOCK

•         On February 8, 2011, the Company entered into an agreement with one of its founders for the sale of 60,000,000 shares of common stock at a price of $0.0000003 per share.  The Company realized $180 from this subscription and $420 was realized towards the services rendered to the Company by the founding member.

•         On February 10, 2011, the Company entered into an agreement with one investor for the sale of 6,000,000 shares of common stock at a price of $0.01 per share.  The Company realized $60,000 from these subscriptions.

•         In June 2011, the Company entered into an agreement for the sale of 33,000 shares at a price of $0.01 per share to 33 different investors.  The Company realized $330 from these subscriptions.

The stockholders' equity section of the Company contains the following classes of
Capital stock as of September 30 2012, respectively:

•         Preferred stock, $0.00001 par value, 20,000,000 shares authorized 0 shares issued and outstanding.

•         Common Stock, $0.00001 par value, 250,000,000 shares authorized 66,033,000 shares issued and outstanding.

PREFERRED STOCK

To date, no preferred stock has been issued.

COMMON STOCK

•         On February 8, 2011, the Company entered into an agreement with one of its founders for the sale of 60,000,000 shares of common stock at a price of $0.0000003 per share.  The Company realized $180 from this subscription and $420 was realized towards the services rendered to the Company by the founding member.

•         On February 10, 2011, we entered into an agreement with one investor for the sale of 6,000,000 shares of common stock at a price of $0.01 per share.  The Company realized $60,000 from these subscriptions.

•         In June 2011, the Company entered into an agreement for the sale of 33,000 shares at a price of $0.01 per share to 33 different investors.  The Company realized $330 from these subscriptions.